Related Party Transactions - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) rig
Borr Drilling Limited | Schlumberger Limited | Affiliated entity
Related Party Transaction [Line Items]
Ownership percentage	5.50%
Perfomex
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Perfomex II
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Opex
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Guarantees issued to equity method investments | $	$ 5.9
Akal
Related Party Transaction [Line Items]
Ownership percentage	49.00%
Perfomex
Related Party Transaction [Line Items]
Number of rigs	3
Perfomex II
Related Party Transaction [Line Items]
Number of rigs	2